TAXES ON INCOME - Schedule of significant components of the deferred tax liabilities and assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 19,922	$ 17,982
Operating lease liabilities	4,178	4,011
Research and development	1,069	1,888
Deferred revenues	2,260	2,472
Share-based compensation	830	1,192
Marketable Securities	93	404
Reserves and allowances	1,911	2,306
Net deferred tax assets before valuation allowance	30,263	29,429
Less - valuation allowance	(18,818)	(15,629)
Deferred tax asset	11,445	13,800
Deferred tax liability:
Operating lease ROU assets	(3,672)	(3,961)
Derivatives	(820)	(267)
Other	0	(108)
Deferred tax liability	$ (4,492)	$ (4,336)